Business combinations - Summary of Fair Value Amount Of Assets And Liabilities (Detail) - Suiteshare [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 106
Property and equipment	4
Client portfolio	1
Trademark	220
Non-compete clause	145
Software	1,209
Accounts payable	(46)
Taxes payable	(9)
Net identifiable assets acquired	1,630
Add: goodwill	1,828
Net assets acquired	$ 3,458